IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 14.2
Stressed Value-at-Risk (one-day)	42.7
Incremental Risk Capital Charge (one-year)	260.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.9
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(20.7)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.9	$ 21.0	$ 26.9	$ 22.5	$ 23.9
Stressed Value-at-Risk (one-day)	43.0	43.5	55.8	49.4	50.8
Incremental Risk Capital Charge (one-year)	236.7	204.2	224.8	225.2	212.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.3	8.6	17.5	9.9	14.5
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.9	12.2	12.0	13.9	10.9
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1	6.7	7.1	6.6	7.7
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4	5.4	4.0	5.4	4.1
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	2.2	2.4	2.2	2.4
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.2	15.1	18.3	16.5	16.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(25.7)	$ (29.2)	$ (34.4)	$ (32.0)	$ (32.3)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.3
Stressed Value-at-Risk (one-day)	46.8
Incremental Risk Capital Charge (one-year)	275.6
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.1
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.0
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.5
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.7
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.2
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.2
Stressed Value-at-Risk (one-day)	33.4
Incremental Risk Capital Charge (one-year)	177.6
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 10.6